FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: March 31, 2008
                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one):
                        |_|   is a restatement
                        |_|   adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Global Opportunities Management LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally           St. Francis, Wisconsin        May 15, 2008
-------------------------        ----------------------     -------------------
       (Signature)                    (City, State)               (Date)


Report Type (Check only one):
|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $64,755 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:         None


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
                                    Form 13F
                    Stark Global Opportunities Management LLC
          Column 1:           Column 2:       Column 3:   Column 4:       Column 5:       Column 6:  Column 7:       Column 8:
           Name of             Title of         CUSIP   Fair Market Shrs or SH/PRN  Put/  Investment   Other     Voting Authority
           Issuer               Class           Number     Value    Prn Amt         Call  Discretion  Managers  Sole    Shared  None
                                                         (x $1000)
ALCOA INC                     COM             013817101    1,460    40,500    SH    CALL     Sole
ALPHA NATURAL RESOURCES INC   COM             02076X102      269     6,189    SH             Sole                6,189
ARCH COAL INC                 COM             039380100      377     8,664    SH             Sole                8,664
BURGER KING HLDGS INC         COM             121208201      487    17,604    SH             Sole               17,604
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    5,469   255,222    SH             Sole              255,222
CALPINE CORP                  COM NEW         131347304    3,066   166,471    SH             Sole              166,471
CENTURY ALUM CO               COM             156431108      820    12,375    SH             Sole               12,375
CHESAPEAKE ENERGY CORP        COM             165167107    1,154    25,000    SH    CALL     Sole
CONSOL ENERGY INC             COM             20854P109      259     3,741    SH             Sole                3,741
CONSTELLATION ENERGY GROUP I  COM             210371100    3,089    35,000    SH    CALL     Sole
CONSTELLATION ENERGY GROUP I  COM             210371100      952    10,783    SH             Sole               10,783
DECKERS OUTDOOR CORP          COM             243537107      334     3,100    SH    CALL     Sole
DIAMONDS TR                   UNIT SER 1      252787106      747     6,100    SH             Sole                6,100
DRYSHIPS INC                  SHS             Y2109Q101      300     5,000    SH    PUT      Sole                5,000
DRYSHIPS INC                  SHS             Y2109Q101      865    14,437    SH             Sole               14,437
EOG RES INC                   COM             26875P101      600     5,000    SH    CALL     Sole
FREEPORT-MCMORAN COPPER & GO  COM             35671D857   13,471   140,000    SH    CALL     Sole
FREEPORT-MCMORAN COPPER & GO  COM             35671D857    5,037    52,353    SH             Sole               52,353
GENCO SHIPPING & TRADING LTD  SHS             Y2685T107      209     3,710    SH             Sole                3,710
HOME DEPOT INC                COM             437076102    1,399    50,000    SH    CALL     Sole
ISHARES INC                   MSCI BRAZIL     464286400      390     5,068    SH             Sole                5,068
ISHARES INC                   MSCI BRAZIL     464286400      370     4,800    SH    CALL     Sole                4,800
NUCOR CORP                    COM             670346105    2,371    35,000    SH    CALL     Sole
COMPANHIA PARANAENSE ENERG C  SPON ADR PFD    20441B407      375    22,959    SH             Sole               22,959
PEABODY ENERGY CORP           COM             704549104      316     6,190    SH             Sole                6,190
RELIANT ENERGY INC            COM             75952B105      662    28,000    SH    PUT      Sole               28,000
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605      373    15,000    SH    PUT      Sole               15,000
SOUTHERN COPPER CORP          COM             84265V105    1,215    11,700    SH             Sole               11,700
SPDR TR                       UNIT SER 1      78462F103    4,905    37,171    SH             Sole               37,171
SPDR TR                       UNIT SER 1      78462F103      449     3,400    SH    PUT      Sole                3,400
SPDR TR                       UNIT SER 1      78462F103    7,160    54,254    SH             Sole               54,254
TELE NORTE LESTE PART S A     SPON ADR PFD    879246106    2,629    99,054    SH             Sole               99,054
TESORO CORP                   COM             881609101      375    12,500    SH    CALL     Sole
WAL MART STORES INC           COM             931142103      874    16,600    SH    CALL     Sole
WEYERHAEUSER CO               COM             962166104      380     5,838    SH             Sole                5,838
XTO ENERGY INC                COM             98385X106    1,547    25,000    SH    CALL     Sole